Employee Benefit Plan, Fair Value and NAV (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment [Policy Text Block]
(e) Investments

The Plan’s investments are reported at fair value (see note 3 and 4), with the exception of the fully benefit-responsive investment contracts in the Investment Trust, which are reported at contract value (see note 5). Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Purchases and sales of securities are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest income and administrative expenses are recorded on the accrual basis. The cost of investment securities sold is determined on the weighted average cost. Deposits to and withdrawals from each fund by participating plans are made at fair value determined as of the end of the business day of the transaction.
The Plan accounts for certain changes in net assets as follows:

•Dividends and interest, net realized and unrealized appreciation (depreciation), and administrative expenses of the pooled funds are recognized by the Plan only as they are reflected in the Plan’s proportionate share of net increases (decreases) in the market value of the underlying Investment Trust investment accounts.

•Net realized appreciation (depreciation) is recognized by the Plan upon the sale of investment securities or portions thereof on the basis of weighted average cost to each investment manager’s portfolio.

EBP, Schedule of Asset Held for Investment [Table Text Block]	U.S. Equity Funds:International Equity Funds:Target Retirement Funds:Diversified U.S. EquityDiversified International EquityTarget Retirement Date IncomeDiversified U.S. EquityDiversified International Equity2020 Target Retirement DateIndexIndex2025 Target Retirement DateGeneral Mills Stock2030 Target Retirement Date2035 Target Retirement DateFixed Income Funds:2040 Target Retirement DateStable Value2045 Target Retirement DateCore Bond2050 Target Retirement Date2055 Target Retirement DateOther:2060 Target Retirement DateMulti-Asset Class Fund2065 Target Retirement DateSchwab Personal Choice Retirement Account2070 Target Retirement Date(Self Directed Brokerage)

		(c) Description of investment
	(b) Identity of issuer, borrower,	maturity date, rate of interest,		(e) Current
(a)	lessor, or similar party	collateral, par, or maturity value	(d) Cost	value
*	Plan’s interest in Investment Trust	Investments in three pooled funds that consist of Investment Trust investment accounts and investments in common stock of the Company		$5,074,366,777

*	Directed brokerage fund	Directed brokerage fund with investments directed by participants in the Plan		262,534,487

**	Notes receivable from participants	Participant loan fund (3,607 loans outstanding with interest rates ranging from 4.25% to 10.5% with maturities through November 2035)	$—	32,163,148
	Total			$5,369,064,412

* Cost information may be omitted for plan investments which are participant-directed.
** Party-in-interest as defined by ERISA

See accompanying Report of Independent Registered Public Accounting Firm.

EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 262,534,487	$ 263,586,404
EBP, Company Stock, Maximum Percentage Limit	20.00%
Fair Value, Inputs, Level 1 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 254,673,250	254,098,964
Fair Value, Inputs, Level 2 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 7,861,237	$ 9,487,440